Interests in Other Entities - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities	$ 55,000	$ 160,000
Debentures issued	200,000	200,000
Total for all joint operations
Disclosure Of Joint Ventures And Associates [Line Items]
Investment properties and other assets	1,852,000	2,060,000
Fair value of jointly controlled assets	1,897,000	2,114,000
Joint ventures where entity is venturer
Disclosure Of Joint Ventures And Associates [Line Items]
Rental payments	19,000	19,000
Future rental payments to joint ventures and associates	$ 132,000
Rental lease term	7 years
Debentures issued	$ 107,000	115,000
Canadian real estate joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Increase in equity method investments	$ 44,000	$ 17,000
Bottom of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	24.99%
Bottom of range | Joint ventures where entity is venturer
Disclosure Of Joint Ventures And Associates [Line Items]
Interest rate	7.30%
Top of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	50.00%
Top of range | Joint ventures where entity is venturer
Disclosure Of Joint Ventures And Associates [Line Items]
Interest rate	8.20%